Issued capital (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure Of Issued Capital [Abstract]
Summary of Warrants and Share Options

The following outlines the movements of the Company's common share purchase warrants, share options and RSUs:

	Reserves
	Warrants	Share Based Awards	Total
	($)	($)	($)
Balance at September 30, 2020	—	—	—
Initial public offering:
Common share purchase warrants issued to for cash	7,045	—	7,045
Underwriters’ fees and issuance costs	(416)	—	(416)
Ely Warrants recognized in equity	2,603	—	2,603
Exercise of Ely Warrants	(27)	—	(27)
Share-based compensation - share options	—	2,199	2,199
Balance at September 30, 2021	9,205	2,199	11,404
Exercise of Ely Warrants	(913)	—	(913)
Share options issued to replace Golden Valley’s share options	—	8,991	8,991
Share-based compensation - share options	—	1,551	1,551
Share-based compensation - RSUs	—	341	341
Balance at September 30, 2022	8,292	13,082	21,374

Summary of Share Options Activities

The following outlines the movements of the Company's common share options:

	Number of options	Weighted Average Exercise Price ($)
Balance at September 30, 2021	3,016,200	4.97
Golden Valley share options exchanged for GRC share options (Note 3)	2,498,045	1.32
Granted	577,031	4.52
Forfeited	(61,200)	4.26
Balance at September 30, 2022	6,030,076	3.42

Summary of Fair Value Assumptions

The fair value of the 577,031 share options granted during the year ended September 30, 2022 was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	1.39%
Expected life (years)	2.87
Expected volatility	47.99%
Expected dividend yield	0.14%
Estimated forfeiture rate	0.05%

Summary of Range of Options Outstanding and Exercisable

A summary of share options outstanding and exercisable as at September 30, 2022, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
1.00 to 1.99	2,450,929	1.38	2.22	1,225,465	1.38	2.22
2.00 to 2.99	97,116	2.48	4.08	36,058	2.48	4.08
3.00 to 3.99	17,514	3.06	4.64	4,379	3.06	4.64
4.00 to 4.99	959,517	4.66	4.10	638,159	4.66	4.10
5.00 and above	2,505,000	5.00	3.44	2,505,000	5.00	3.44
	6,030,076	3.42	3.44	4,409,060	3.92	3.45